Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation
	December 31, 2017	December 31, 2016
Cost	$1,003,440	$1,095,275
Accumulated Depreciation	(318,037)	(283,743)
Vessel impairment during period	(87,624)	(92,422)
Net book value	$597,779	$719,110

Schedule of Variations in Net Book Value of Vessels, Including Drydocking

Variations in net book value of vessels, including drydocking, are presented below:

	December 31, 2017	December 31, 2016
Opening balance	$719,110	$846,939
Additions in the period	4,260	7,370
Depreciation expense	(37,967)	(42,777)
Vessel impairment	(87,624)	(92,422)
Closing balance	$597,779	$719,110